Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carry-forwards	¥ 14,850,298	¥ 9,711,744	¥ 7,294,844
Accrued and prepaid expenses	1,635,032	1,666,519	1,136,278
Deferred revenue	1,241,114	940,633	559,815
Tax credit carry-forwards	347,340	301,437	243,198
Property, plant and equipment, net	158,609
Unrealized financing expense	64,870	33,140	28,796
Intangible assets	59,375	89,328	85,439
Allowance against receivables	28,435	27,386	19,500
Deferred rent	80,240	29,731
Share-based compensation	19,846	6,951	10,695
Write-downs of inventory	47,733	452	713
Advertising expenses in excess of deduction limit	33	188	705
Equity securities without readily determinable fair value	953
Equity securities with readily determinable fair value	717	150
Unrealized foreign exchange loss	2,364	1,704
Others	3,539	4,224	711
Less: Valuation allowance	(18,538,828)	(12,727,355)	(9,216,725)	¥ (8,019,519)
Subtotal	1,670	86,232	163,969
Deferred tax liabilities
Equity securities without readily determinable fair value		(6,435)	(15,975)
Equity securities with readily determinable fair value			(2,725)
Equity method investments	(7,283)	(5,170)
Available for sale debt investment		(206,734)	(6,499)
Equity securities	(206,734)
Property, plant and equipment, net		(86,082)	(143,512)
Deferred rent			(18,752)
Unrealized foreign exchange gain			(1,705)
Subtotal	(214,017)	(304,421)	(189,168)
Total deferred tax liabilities, net	¥ (212,347)	¥ (218,189)	¥ (25,199)